Stockholder's Equity (Details)	3 Months Ended	12 Months Ended							12 Months Ended
	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014 DKK	Dec. 31, 2013 DKK	Nov. 07, 2013	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Jan. 18, 2011	Dec. 31, 2013 Convertible Debt [Member] USD ($)	Dec. 31, 2013 Accrued Interest [Member] USD ($)	Dec. 31, 2013 Derivative Liability [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] USD ($)
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 1.0	0.0001	1.0		$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	200,000,000				100,000,000	100,000,000	100,000,000
Common stock, shares issued	7,854,947	5,814,945			8,040,000	5,000,000	5,000,000
Common stock, shares outstanding	7,854,947	5,814,945			8,040,000	5,000,000	5,000,000
Share exchange agreement acquisition percentage	97.00%
Share exchange agreement shares issued to parent company	5,814,945
Share exchange agreement shares held by consenting shareholders of company	3,879,624
Share exchange agreement number of share cancellation	4,400,000
Share exchange agreement to record number of common shares in connection with acquisition, Shares	1,400,000
Share exchange agreement to record number of common shares in connection with acquisition, Value	$ 7,000,000
Share exchange agreement to record number of common shares in connection with acquisition, Per Share	$ 5
Share exchange agreement to record number of common shares in connection with offering, Shares	40,000
Share exchange agreemen to record number of common shares in connection with offering, Value	200,000
Share exchange agreement to record number of common shares in connection with offering, Per Share	$ 5
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Shares												261,665
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Value		174,578							1,500,000	179,612	673,736	26
Common shares issued in payment of notes payable - related party at 6.42 per shares, December 2013, Shares												144,321
Common shares issued in payment of notes payable - related party at 6.42 per shares, December 2013, Value		926,386										14
Common shares issued in payment of note payable - related party at 6.42 per shares, December 2013, Shares												275,863
Common shares issued in payment of note payable - related party at 6.42 per shares, December 2013, Value		$ 1,770,757										$ 28